Schedule of Deferred Tax Assets and Liabilities (Details)	12 Months Ended
Mar. 31, 2015 USD ($)
Income Taxes Schedule Of Deferred Tax Assets And Liabilities 1	$ 2,074,000
Income Taxes Schedule Of Deferred Tax Assets And Liabilities 2	94,000
Income Taxes Schedule Of Deferred Tax Assets And Liabilities 3	6,000
Income Taxes Schedule Of Deferred Tax Assets And Liabilities 4	285,000
Income Taxes Schedule Of Deferred Tax Assets And Liabilities 5	99,000
Income Taxes Schedule Of Deferred Tax Assets And Liabilities 6	0
Income Taxes Schedule Of Deferred Tax Assets And Liabilities 7	(2,458,000)
Income Taxes Schedule Of Deferred Tax Assets And Liabilities 8	(94,000)
Income Taxes Schedule Of Deferred Tax Assets And Liabilities 9	(6,000)
Income Taxes Schedule Of Deferred Tax Assets And Liabilities 10	0
Income Taxes Schedule Of Deferred Tax Assets And Liabilities 11	0
Income Taxes Schedule Of Deferred Tax Assets And Liabilities 12	$ 0